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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1324 4th Avenue, Suite 2144        Seattle, Washington               98101
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1324 4th Avenue, Suite 2144   Seattle, WA   98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:        September 30, 2009
                           ----------------------------

Date of reporting period:       December 31, 2008
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.


                                   PORTFOLIO OF INVESTMENTS
                                     The Elite Income Fund
                                       December 31, 2008
                                          (unaudited)
==============================================================================================
             Bonds 86.4 %

Par Value    U.S. Government/Agencies Notes and Bonds 20.2%   Maturity   Coupon   Market Value
----------   ----------------------------------------------   --------   ------   ------------
$  500,000   Fed Farm Credit                                  12/06/10   3.750%   $    523,749
   200,000   Freddie Mac                                      04/11/11   2.750%        204,996
   150,000   HUD (Housing Urban Development)                  08/01/11   4.440%        161,407
   200,000   U.S. Treasury Note                               11/15/11   1.750%        204,562
   181,000   Tenn Valley Authority                            05/23/12   6.790%        207,784
   250,000   Tenn Valley Authority                            08/01/13   4.750%        270,579
   250,000   U.S. Treasury Note                               05/15/16   7.250%        334,746
 1,025,000   U.S. Treasury Note                               05/15/17   4.500%      1,202,774
                                                                                  ------------
                Total U.S. Government/Agencies Notes and Bonds                       3,110,597
                                                                                  ------------

             Securitized /Asset Backed Bonds 15.2%
             -------------------------------------
   217,000   Peco Energy Transition Trust 2001 - A Class A1   12/31/10   6.520%        218,670
    66,114   Fannie Mae (545171)                              08/01/14   5.500%         68,778
   120,000   AEP Texas Central Transition Funding             07/01/15   5.090%        113,662
    39,659   GNMA (552372)                                    02/15/17   6.000%         41,790
    38,990   GNMA (577742)                                    09/15/17   5.500%         40,891
   131,000   Freddie Mac (2962 YE)                            09/15/18   4.500%        132,906
   136,308   GNMA (605079)                                    03/15/19   4.000%        139,841
   312,724   Fannie Mae                                       03/01/22   5.000%        321,495
   200,000   Freddie Mac (2792 PY)                            11/15/24   4.000%        200,155
    95,838   Freddie Mac (FHR 1963 Z)                         01/15/27   7.500%         98,520
   247,827   Freddie Mac (FHR 2656 BD)                        04/15/28   5.000%        251,804
     1,374   Freddie Mac (FHR 2744 PC)                        01/15/31   5.500%          1,373
   117,667   Fannie Mae (633012)                              02/01/32   7.000%        124,508
   148,740   Fannie Mae (2002-93 A1)                          03/25/32   6.500%        153,148
   300,000   Fannie Mae                                       10/25/32   5.500%        306,659
   114,988   GNMA (G2SF POOL 3556)                            05/20/34   5.500%        118,439
                                                                                  ------------
                Total Securitized /Asset Backed Bonds                                2,332,639
                                                                                  ------------

             Corporate Bonds Industrial - Basic 1.3%
             ---------------------------------------
   200,000   International Paper Co.                          01/15/09   4.250%        199,931
                                                                                  ------------

             Corporate Bonds Industrial - Communications 4.8%
             ------------------------------------------------
   100,000   AT&T Inc.                                        02/01/18   5.500%        101,063
   100,000   Comcast Corporation                              01/15/14   5.300%         93,513
   150,000   GTE Corp.                                        04/15/18   6.840%        151,929
   400,000   Rogers Wireless Inc.                             12/15/12   7.250%        390,824
                                                                                  ------------
                Total Corporate Bonds Industrial - Communications                      737,329
                                                                                  ------------

             Corporate Bonds Industrial - Consumer Non-cyclical 4.2%
             -------------------------------------------------------
   400,000   Reynolds American Inc.                           06/15/11   3.519%(a)     323,500
   200,000   RJ Reynolds Tobacco Holdings                     06/01/12   7.250%        185,584
   150,000   Reynolds American Inc.                           06/01/12   7.250%        139,188
                                                                                  ------------
                Total Corporate Bonds Industrial - Consumer Non-cyclical               648,272
                                                                                  ------------

             Corporate Bonds Industrial - Transportation 1.7%
             ------------------------------------------------
   400,000   BNSF Funding Trust                               12/15/55   6.613%(b)     252,000
                                                                                  ------------

             Corporate Bonds Utilities - Electric 19.9%
             ------------------------------------------
   100,000   Entergy Louisiana LLC                            11/01/10   5.830%         96,750
   150,000   Nevada Power Co.                                 06/01/11   8.250%        153,092
   250,000   Hawaiian Electric Inds.                          08/15/11   6.141%        257,103
   350,000   Sierra Pacific Power Co.                         04/15/12   6.250%        332,150
   450,000   Oncor Electric                                   05/01/12   6.375%        432,799
   115,000   Centerpoint Energy Houston                       03/15/13   5.700%        109,448
   350,000   Northeast Utilities                              06/01/13   5.650%        326,726
   100,000   Central Illinoi Light                            12/15/13   8.875%         99,904
   350,000   CMS Energy Corp.                                 07/01/17   6.550%        281,760
   100,000   Commonwealth Edison                              03/15/18   5.800%         90,381
   100,000   Nevada Power Co.                                 05/15/18   6.500%         96,266
   100,000   Centerpoint Energy Houston                       07/01/23   5.600%         82,714
   100,000   Northern St. Power - MN                          07/01/25   7.125%        110,706
   750,000   Puget Sound Energy Inc.                          06/01/67   6.974%(b)     585,075
                                                                                  ------------
                Total Corporate Bonds Utilities - Electric                           3,054,874
                                                                                  ------------


                                   PORTFOLIO OF INVESTMENTS
                                     The Elite Income Fund
                                       December 31, 2008
                                          (unaudited)
==============================================================================================
Par Value    Corporate Bonds Utilities - Natural Gas 5.8%     Maturity   Coupon   Market Value
----------   --------------------------------------------     --------   ------   ------------
$  150,000   Atmos Energy Corp.                               10/15/09   4.000%   $    146,908
   250,000   Enterprise Products                              01/31/14   9.750%        254,572
   300,000   TGT Pipeline LLC                                 06/01/18   5.200%        233,149
   460,000   Enterprise Products                              08/01/66   8.375%(b)     253,000
                                                                                  ------------
                Total Corporate Bonds Utilities - Natural Gas                          887,629
                                                                                  ------------

             Corporate Bonds Finance - Banking 4.1%
             --------------------------------------
   175,000   Wells Fargo Co                                   10/29/10   3.980%        173,605
   250,000   Wachovia Corp                                    08/01/13   5.700%        242,515
   300,000   Bank of America Corp                             12/18/28   2.848%(a)     212,264
                                                                                  ------------
                Total Corporate Bonds Finance - Banking                                628,384
                                                                                  ------------

             Corporate Bonds Finance - Misc. Finance  2.5%
             ---------------------------------------  ----
   125,000   CountryWide Home Loan                            09/15/09   4.125%        123,535
   250,000   Private Export Funding Corp.                     01/15/10   7.200%        266,621
                                                                                  ------------
                Total Corporate Bonds Finance - Misc. Finance                          390,156
                                                                                  ------------

             Corporate Bonds Finance - Insurance 1.5%
             ----------------------------------------
   100,000   C.N.A. Financial Corp.                           08/15/12   8.375%         86,361
   237,000   Chubb Corp                                       03/29/67   6.375%(b)     146,985
                                                                                  ------------
                Total Corporate Bonds Finance - Insurance                              233,346
                                                                                  ------------

             Corporate Bonds Finance - REIT's 3.5%
             -------------------------------------
   500,000   Trustreet Properties Inc.                        04/01/15   7.500%        542,527
                                                                                  ------------

             Miscellaneous Bonds - Energy 1.7%
             ---------------------------------
   250,000   Petro Canada                                     01/15/10   8.600%        266,451
                                                                                  ------------

                Total Value of Bonds
                (Cost $ 14,146,057)                                                 13,284,135
                                                                                  ------------

  Shares     Common Stock 8.6%
----------   -----------------
    15,000   Altria Group Inc.                                                         225,900
     4,000   AT&T Inc.                                                                 114,000
     4,000   Diamond Offshore Drilling Inc. (c)                                        235,760
    10,000   General Electric Co                                                       162,000
    10,000   Pfizer Inc.                                                               177,100
     7,000   Toronto Dominion Bank                                                     251,090
    40,000   XL Capital Ltd Cl A                                                       148,000
                                                                                  ------------
                Total Common Stock
                (cost $1,356,470)                                                    1,313,850
                                                                                  ------------

             Preferred Stock 1.4%
             --------------------
    10,000   Comcast, Series B, 7.00% (cost $157,556)                                  220,000
                                                                                  ------------

             Short Term Investments 4.9%
             ---------------------------
   500,156   PNC Bank Money Market                                                     500,156
   247,000   Institutional Money Market Trust (d)                                      247,000
                                                                                  ------------
                Total Short Term Investments (Cost $ 747,156)                          747,156
                                                                                  ------------

             Total Investments (Cost $ 16,407,239)              101.3%              15,565,041
             Liabilities in excess of other assets               -1.3%                (195,634)
                                                              --------            ------------
             NET ASSETS                                         100.0%            $ 15,369,407
                                                              ========            ============

At December 31, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $16,407,239 is:

             Gross unrealized appreciation                 $  422,218
             Gross unrealized depreciation                 (1,207,154)
                                                           -----------
             Net unrealized depreciation                   $ (784,936)
                                                           ===========

(a) Variable rate security; Interst rate shown is the rate in effect as of December 31, 2008.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at December 31, 2008. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) All or a portion of this security was on loan at December 31, 2008. The value of securities on loan at December 31, 2008 was $235,760.

(d) This security was purchased with cash collateral received for securities on loan at December 31, 2008.

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                               December 31, 2008
                                   (Unaudited)
================================================================================
  Shares                                                           Market Value
----------                                                         ------------
             Common Stock 92.9%

             Basic Industries 6.8%
             ---------------------
    70,000   Arch Coal Inc. (a)                                    $  1,140,300
    67,000   MEMC Electronic Materials, Inc.*                           956,760
                                                                   ------------
                Total Basic Industries                                2,097,060
                                                                   ------------

             Business Services 14.6%
             -----------------------
    80,000   Akamai Technology Inc. (a)*                              1,207,200
    40,000   Foster Wheeler Ltd. (a)                                    935,200
     4,000   Google Inc. CI A *                                       1,230,600
    40,000   NYSE Euronext, Inc. (a)                                  1,095,200
                                                                   ------------
                Total Business Services                               4,468,200
                                                                   ------------

             Capital/Industrial Goods & Services 17.8%
             -----------------------------------------
    50,000   Cummins Inc.                                             1,336,500
     8,000   General Dynamics Corp                                      460,720
    40,000   Goodrich Corp.                                           1,480,800
    97,000   Manitowac Co Inc. (a)                                      840,020
    25,000   United Technologies Corp.                                1,340,000
                                                                   ------------
                Total Capital/Industrial Goods & Services             5,458,040
                                                                   ------------

             Consumer Goods & Services 5.5%
             ------------------------------
    40,000   America Movil                                            1,239,600
    60,000   Take Two Interactive Software Inc.*                        453,600
                                                                   ------------
                Total Consumer Goods & Services                       1,693,200
                                                                   ------------

             Energy 12.1%
             ------------
    40,000   Atwood Oceanics Inc. *                                     611,200
    80,000   CGG Veritas ADR (a)                                      1,199,200
    15,000   Diamond Offshore Drilling Inc. (a)                         884,100
    50,000   Noble Corp                                               1,104,500
    15,000   XTO Energy Inc. (a)                                        529,050
                                                                   ------------
                Total Energy                                          3,716,850
                                                                   ------------

             Financial Intermediaries 18.7%
             ------------------------------
    70,000   Hartford Finl. Service Grp. Inc. (a)                     1,149,400
    40,000   Lincoln National Corp                                      753,600
    40,000   Loews Corp.                                              1,130,000
   120,000   MBIA Inc. *                                                488,400
    20,000   Toronto Dominion Bank                                      717,400
   400,000   XL Capital Ltd Cl A                                      1,480,000
                                                                   ------------
                Total Financial Intermediaries                        5,718,800
                                                                   ------------

             Health Care Goods & Services 13.5%
             ----------------------------------
 2,316,100   Antigenics Inc. (a)*                                     1,111,728
    40,000   Humana Inc.                                              1,491,200
    50,000   Merck & Co. Inc.                                         1,520,000
                                                                   ------------
                Total Health Care Goods & Svcs                        4,122,928
                                                                   ------------

             Utility 3.7%
             ------------
    40,000   AT & T Inc.                                              1,140,000
                                                                   ------------
                Total Value of Common Stock
                (Cost $45,546,165)                                 $ 28,415,078
                                                                   ------------

             Short-Term Investments 20.4%
             ----------------------------
 1,145,310   PNC Bank Money Market                                    1,145,310
 5,090,344   Institutional Money Market Trust (b)                     5,090,344
                                                                   ------------
                Total Value Of Short-Term Investments
                (Cost $6,235,654)                                     6,235,654
                                                                   ------------


             Total Investments in Securities
             (Cost $51,781,819)                          113.3%      34,650,732
                                                       --------    -------------

             Liabilities in excess of
             other assets                                -13.3%      (4,055,544)
                                                       --------    ------------


             Net Assets                                  100.0%    $ 30,595,188
                                                       ========    =============

At December 31, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on cost of $51,781,819 is as follows:

             Unrealized appreciation                          $     341,043
             Unrealized depreciation                            (16,862,541)
                                                              --------------
             Net unrealized depreciation                      $ (16,521,498)
                                                              ==============

*     Non-income producing

(a) All or a portion of this security was on loan at December 31, 2008. The value of securities on loan at December 31, 2008 was $4,889,613.

(b) This security was purchased with cash collateral received for securities on loan at December 31, 2008.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Elite Group of Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          February 17, 2009
         ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          February 17, 2009
         ----------------------------

By (Signature and Title)*           /s/ John W. Meisenbach
                              --------------------------------------------------
                                    John W. Meisenbach, Treasurer

Date          February 17, 2009
         ----------------------------

* Print the name and title of each signing officer under his or her signature.